DECHERT LLP
1900 K STREET, N.W.
WASHINGTON, D.C. 20006
(202) 261-3300

September 28, 2018

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Lord Asset Management Trust
File Nos. 33-75138 and 811-8348

Greetings:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, attached for filing via the EDGAR system is a preliminary proxy statement and forms of proxy for an upcoming Special Meeting of the Shareholders (the "Meeting") of Lord Asset Management Trust (the "Trust"), which consists of three separate investment series, Thomas White International Fund, Thomas White American Opportunities Fund and Thomas White Emerging Markets Fund (collectively, the "Funds").

The Meeting is being held for the purpose of asking shareholders of the Funds: (1) to approve New Investment Advisory Agreements for each of the Funds; (2) to elect certain Trustees of the Trust; and (3) for shareholders of each of the International Fund and the American Opportunities Fund to approve changes to one of the fundamental investment policies applicable to these Funds.

No fees are required in connection with this filing.  Definitive copies of the Proxy Statement are expected to be mailed to shareholders starting on or about October 15, 2018.  Please contact the undersigned at (202) 261-3364 or Gary Brooks at (202) 261-3393 with any questions or comments that you might have with respect to the foregoing.

Very truly yours,

/s/ Patrick W.D. Turley

Patrick W.D. Turley